Consolidated Balance Sheets - DIAMIR BIOSCIENCES CORP. - USD ($)	May 31, 2025	May 31, 2024
Current assets
Cash and cash equivalents	$ 56,836	$ 70,276
Accounts receivable		89,281
Prepaid expenses and other current assets	46,649	120,139
Total current assets	103,485	279,696
Property and equipment, net	20,029	40,857
Right of use asset, net	63,349	61,519
Intangible assets	197,761	197,761
Total assets	384,624	579,833
Current liabilities
Accounts payable and accrued expenses	231,858	148,648
Lease liability, current	41,383	40,178
Deferred revenue	43,982
Total current liabilities	317,223	188,826
Convertible notes payable to founder	957,662	614,182
Lease liability, noncurrent	22,698	22,036
Income taxes payable	176,002	159,519
Total liabilities	1,473,585	984,563
Commitments and contingencies (Note 9)
Stockholders’ deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 4,440,891 issued and outstanding at May 31, 2025 and 2024	4,441	4,441
Additional paid in capital	4,729,169	4,670,165
Accumulated deficit	(5,822,571)	(5,079,336)
Total stockholders’ deficit	(1,088,961)	(404,730)
Total liabilities and stockholders’ deficit	$ 384,624	$ 579,833